Financial Income and Expenses - Summary of Financial Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Income And Expenses [Abstract]
Revenue	€ 38,176	€ 26,566	€ 85,579
Interest income	1,709	137	274
Net foreign exchange gain	452	7,470	8,876
Finance income from renegotiation of debt	0	0	35,578
Other finance income	1,519	605	52
Finance income	3,680	8,212	44,780
Interest expense	(4,553)	(4,341)	(4,846)
Interest Expenses For Leases	(71)	(69)	(109)
Net foreign exchange loss	(966)	(340)	(2,163)
Other finance cost	(23)	(8)	(5)
Finance costs	(5,614)	(4,758)	(7,122)
Financial profit (loss)	€ (1,934)	€ 3,453	€ 37,658